REVISION OF PREVIOUSLY REPORTED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statements of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 65,975	$ 66,137	$ 70,921	$ 68,978	$ 67,933	$ 60,798	$ 55,352	$ 139,899	$ 116,150	$ 206,036	$ 184,084	$ 268,447	$ 248,435
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	30,317	31,541	33,628	35,273	34,955	29,135	23,869	68,900	53,004	100,441	87,961	129,154	121,360
Operating expenses
Selling, general and administrative	30,200	28,904	29,407	27,717	26,114	21,741	19,010	57,125	40,751	86,029	66,864	112,220	92,303
Depreciation and amortization	14,125	13,688	13,753	13,175	12,419	12,372	13,093	26,928	25,465	40,616	37,884	54,499	50,331
Total operating expenses	44,325	42,592	43,160	40,892	38,533	34,113	32,103	84,053	66,216	126,645	104,748	224,793	142,634
Operating loss	(8,667)	(7,996)	(5,867)	(7,187)	(5,555)	(2,450)	(620)	(13,054)	(3,070)	(21,050)	(8,625)	(85,500)	(15,559)
Interest expense, including amortization of deferred financing costs, net	10,195	8,206	7,297	6,624	5,589	5,506	5,059	13,921	10,565	22,127	16,155	31,371	23,260
Change in fair value of warrant liability	(3)	(120)	(106)	(27)	(2,898)	41	(2,424)	(133)	(2,383)	(253)	(5,281)	(254)	(5,267)
Loss before income taxes	(18,859)	(16,082)	(13,058)	(13,784)	(8,246)	(7,997)	(3,255)	(26,842)	(11,252)	(42,924)	(19,499)	(116,617)	(33,552)
Income tax expense (benefit)	(369)	(1,805)	(2,268)	(2,212)	(3,873)	(1,795)	(1,256)	(4,480)	(3,051)	(6,285)	(6,925)	(10,417)	(8,776)
Net loss	$ (18,490)	$ (14,277)	$ (10,790)	$ (11,572)	$ (4,373)	$ (6,202)	$ (1,999)	$ (22,362)	$ (8,201)	$ (36,639)	$ (12,574)	$ (106,200)	$ (24,776)
Loss per share:
Basic (in dollars per share)	$ (0.24)	$ (0.19)	$ (0.14)	$ (0.16)	$ (0.26)	$ (0.43)	$ (0.30)	$ (0.30)	$ (0.73)	$ (0.48)	$ (0.98)	$ (1.40)	$ (1.04)
Diluted (in dollars per share)	$ (0.24)	$ (0.19)	$ (0.14)	$ (0.16)	$ (0.26)	$ (0.43)	$ (0.30)	$ (0.30)	$ (0.73)	$ (0.48)	$ (0.98)	$ (1.40)	$ (1.04)
Weighted average shares outstanding (in Number):
Basic (in shares)	76,524,735	76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313	75,710,904	41,933,050
Diluted (in shares)	76,524,735	76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313	75,710,904	41,933,050
Services
Revenue
Total revenue	$ 47,550	$ 46,448	$ 47,805	$ 47,543	$ 48,483	$ 46,430	$ 45,117	$ 95,348	$ 91,547	$ 141,796	$ 140,031	$ 188,985	$ 188,180
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	16,543	16,581	16,610	17,550	17,370	17,624	15,943	34,159	33,567	50,740	50,938	67,268	69,385
Products
Revenue
Total revenue	18,425	19,689	23,116	21,435	19,450	14,368	10,235	44,551	24,603	64,240	44,053	79,462	60,255
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	$ 13,774	14,960	17,018	17,723	17,585	11,511	7,926	34,741	19,437	49,701	37,023	$ 61,886	51,975
As previously reported
Revenue
Total revenue		66,640	70,353	68,941	67,878	60,743	55,297	139,294	116,040	205,934	183,919		248,217
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)		31,569	33,875	34,972	34,964	29,337	24,372	68,846	53,709	100,415	88,675		122,224
Operating expenses
Selling, general and administrative		28,841	29,413	27,628	26,001	23,004	17,521	57,042	40,525	85,883	66,525		91,733
Depreciation and amortization		13,709	13,774	13,196	12,440	12,393	13,114	26,970	25,507	40,679	37,947		50,414
Total operating expenses		42,550	43,187	40,824	38,441	35,397	30,635	84,012	66,032	126,562	104,472		142,147
Operating loss		(7,479)	(6,709)	(6,855)	(5,527)	(3,991)	290	(13,564)	(3,701)	(21,043)	(9,228)		(16,154)
Interest expense, including amortization of deferred financing costs, net		8,206	7,297	6,624	5,589	5,506	5,059	13,921	10,565	22,127	16,155		23,260
Change in fair value of warrant liability		(120)	(106)	(27)	(2,898)	41	(2,424)	(133)	(2,383)	(253)	(5,281)		(5,267)
Loss before income taxes		(15,565)	(13,900)	(13,452)	(8,218)	(9,538)	(2,345)	(27,352)	(11,883)	(42,917)	(20,102)		(34,147)
Income tax expense (benefit)		(2,540)	(2,759)	(2,545)	(3,710)	(2,653)	(1,264)	(5,304)	(3,917)	(7,844)	(7,628)		(9,694)
Net loss		$ (13,025)	$ (11,141)	$ (10,907)	$ (4,508)	$ (6,885)	$ (1,081)	$ (22,048)	$ (7,966)	$ (35,073)	$ (12,474)		$ (24,453)
Loss per share:
Basic (in dollars per share)		$ (0.17)	$ (0.15)	$ (0.15)	$ (0.26)	$ (0.46)	$ (0.27)	$ (0.29)	$ (0.72)	$ (0.46)	$ (0.98)		$ (1.03)
Diluted (in dollars per share)		$ (0.17)	$ (0.15)	$ (0.15)	$ (0.26)	$ (0.46)	$ (0.27)	$ (0.29)	$ (0.72)	$ (0.46)	$ (0.98)		$ (1.03)
Weighted average shares outstanding (in Number):
Basic (in shares)		76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313		41,933,050
Diluted (in shares)		76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313		41,933,050
As previously reported | Services
Revenue
Total revenue		$ 46,410	$ 47,778	$ 47,506	$ 48,428	$ 46,375	$ 45,062	$ 95,284	$ 91,437	$ 141,694	$ 139,866		$ 187,962
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)		16,609	16,577	17,529	17,379	17,826	16,211	34,105	34,037	50,714	51,417		69,867
As previously reported | Products
Revenue
Total revenue		20,230	22,575	21,435	19,450	14,368	10,235	44,010	24,603	64,240	44,053		60,255
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)		14,960	17,298	17,443	17,585	11,511	8,161	34,741	19,672	49,701	37,258		52,357
Adjustments
Operating expenses
Net loss		(1,252)	351	(665)	135	683	(918)						(323)
Adjustments | Income tax adjustments
Operating expenses
Income tax expense (benefit)		808	350	371	299	165	238	721	403	1,529	702		732
Net loss		$ (808)	(350)	$ (371)	$ (299)	$ (165)	$ (238)	$ (721)	$ (403)	$ (1,529)	$ (702)		$ (732)
Loss per share:
Basic (in dollars per share)		$ (0.01)		$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)		$ (0.02)
Diluted (in dollars per share)		$ (0.01)		$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)		$ (0.02)
Adjustments | Indirect tax adjustments
Operating expenses
Selling, general and administrative		$ 79	79	$ 79	$ 114	$ 114	$ 114	$ 158	$ 228	$ 237	$ 342		$ 457
Total operating expenses		79	79	79	114	114	114	158	228	237	342		457
Operating loss		(79)	(79)	(79)	(114)	(114)	(114)	(158)	(228)	(237)	(342)		(457)
Loss before income taxes		(79)	(79)	(79)	(114)	(114)	(114)	(158)	(228)	(237)	(342)		(457)
Net loss		(79)	(79)	(79)	(114)	(114)	(114)	(158)	$ (228)	(237)	$ (342)		$ (457)
Loss per share:
Basic (in dollars per share)									$ (0.01)		$ (0.01)		$ (0.01)
Diluted (in dollars per share)									$ (0.01)		$ (0.01)		$ (0.01)
Adjustments | Other Adjustments
Revenue
Total revenue		(503)	568	37	55	55	55	605	$ 110	102	$ 165		$ 218
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)		(28)	(247)	301	(9)	(202)	(503)	54	(705)	26	(714)		(864)
Operating expenses
Selling, general and administrative		(16)	(85)	10	(1)	(1,377)	1,375	(75)	(2)	(91)	(3)		113
Depreciation and amortization		(21)	(21)	(21)	(21)	(21)	(21)	(42)	(42)	(63)	(63)		(83)
Total operating expenses		(37)	(106)	(11)	(22)	(1,398)	1,354	(117)	(44)	(154)	(66)		30
Operating loss		(438)	921	(253)	86	1,655	(796)	668	859	230	945		1,052
Loss before income taxes		(438)	921	(253)	86	1,655	(796)	668	859	230	945		1,052
Income tax expense (benefit)		(73)	141	(38)	(462)	693	(230)	103	463	30	1		186
Net loss		(365)	$ 780	(215)	$ 548	$ 962	$ (566)	$ 565	$ 396	200	$ 944		$ 866
Loss per share:
Basic (in dollars per share)			$ 0.01		$ 0.02	$ 0.03	$ (0.02)	$ 0.01	$ 0.01		$ 0.03		$ 0.02
Diluted (in dollars per share)			$ 0.01		$ 0.02	$ 0.03	$ (0.02)	$ 0.01	$ 0.01		$ 0.03		$ 0.02
Adjustments | Other Adjustments | Services
Revenue
Total revenue		38	$ 27	37	$ 55	$ 55	$ 55	$ 64	$ 110	102	$ 165		$ 218
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)		(28)	33	21	$ (9)	$ (202)	(268)	54	(470)	$ 26	(479)		(482)
Adjustments | Other Adjustments | Products
Revenue
Total revenue		$ (541)	541					$ 541
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)			$ (280)	$ 280			$ (235)		$ (235)		$ (235)		$ (382)